Reconciliation of Income Tax Expense Benefit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Tax expense at Korean statutory tax rate, rate	22.00%	24.20%	24.20%